FINANCIAL RESULTS, NET	12 Months Ended
Dec. 31, 2023
Disclosure of finance income costs [abstract]
FINANCIAL RESULTS, NET	FINANCIAL RESULTS, NET

	2023	2022	2021
Exchange rate differences:
Foreign exchange gains	12,271,935	2,599,842	1,716,834
Foreign exchange losses	(129,483,801)	(25,703,369)	(11,705,714)
Total	(117,211,866)	(23,103,527)	(9,988,880)
Financial income
Interest from short-term investments	5,016,309	4,708,054	6,109,952
Effect of discounts on provisions and liabilities	693,625	356,464	90,171
Total	5,709,934	5,064,518	6,200,123
Financial expenses
Interest on borrowings	(61,852,712)	(17,757,415)	(2,983,830)
Loss from securities transactions (Note 32.4)	(1,836,132)	(54,919,417)	-
Interest on leases	(358,923)	(289,306)	(315,661)
Tax interest	(616,320)	(804,813)	(357,630)
Effect of discounts on receivables	(2,366,806)	(2,667,735)	(2,071,540)
Others	(6,292,271)	(3,168,614)	(2,406,555)
Total	(73,323,164)	(79,607,300)	(8,135,216)